Average Annual Total Returns			12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
		Dec. 22, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab Short-Term Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			3.71%	1.19%	1.64%
Performance Inception Date		Feb. 23, 2017
Schwab Short-Term Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			2.05%	0.25%	0.72%
Schwab Short-Term Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			2.18%	0.52%	0.86%
Schwab Treasury Inflation Protected Securities Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			1.96%	1.79%		2.15%
Schwab Treasury Inflation Protected Securities Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			0.47%	0.18%		0.92%
Schwab Treasury Inflation Protected Securities Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			1.16%	0.72%		1.14%
Schwab U.S. Aggregate Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			1.37%	(0.42%)	1.13%
Performance Inception Date		Feb. 23, 2017
Schwab U.S. Aggregate Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			(0.20%)	(1.55%)	(0.01%)
Schwab U.S. Aggregate Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			0.80%	(0.77%)	0.39%
Schwab Tax-Free Bond Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			1.79%	0.85%		1.82%
Schwab Tax-Free Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			1.79%	0.80%		1.73%
Schwab Tax-Free Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			2.47%	1.22%		1.93%
Schwab California Tax-Free Bond Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			1.95%	0.77%		1.77%
Schwab California Tax-Free Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			1.95%	0.71%		1.68%
Schwab California Tax-Free Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			2.43%	1.11%		1.87%
Schwab Opportunistic Municipal Bond Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			1.89%	(0.05%)		2.35%
Schwab Opportunistic Municipal Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			1.89%	(0.09%)		2.21%
Schwab Opportunistic Municipal Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			2.66%	0.82%		2.63%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%	(0.33%)	1.25%	1.35%
Bloomberg US Government/Credit 1-5 Year Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Government/Credit 1-5 Year Index
Average Annual Return, Percent			3.76%	1.29%	1.74%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
Average Annual Return, Percent			1.84%	1.87%		2.24%
Bloomberg Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Average Annual Return, Percent			1.05%	0.99%		2.25%
Bloomberg Municipal 3-15 Year Blend Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal 3-15 Year Blend Index
Average Annual Return, Percent			0.49%	1.02%		2.13%
Bloomberg California Municipal 3-15 Year Blend Index(1)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg California Municipal 3-15 Year Blend Index
Average Annual Return, Percent	[1]		0.45%	0.91%		[2]
S&P California AMT-Free Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P California AMT-Free Municipal Bond Index
Average Annual Return, Percent			1.42%	0.95%		2.15%

[1]	The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020.
[2]	Information not available to the fund.